RELATED PARTY TRANSACTIONS AND BALANCES - Major Transactions With Related Parties (Details) - Tencent Group - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Related party amounts of transaction	¥ 21,046	¥ 28,633	¥ 30,789
Cloud services
RELATED PARTY TRANSACTIONS AND BALANCES
Related party amounts of transaction	11,945	22,375	26,256
Online payment clearing services and other services
RELATED PARTY TRANSACTIONS AND BALANCES
Related party amounts of transaction	¥ 9,101	¥ 6,258	¥ 4,533